GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The changes in the carrying value of goodwill by segment are as follows:

	Retail Life		Stable Value	Asset	Total
	and Annuity	Acquisitions	Products	Protection	Consolidated

	(Dollars In Millions)
Balance as of December 31, 2019	$559	$24	$114	$129	$826
Balance as of December 31, 2020	559	24	114	129	826
Impairment	(129)	—	—	—	(129)
Balance as of December 31, 2021	$430	$24	$114	$129	$697